Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment

(in KUSD)	Leasehold improvements	Laboratory equipment	Office equipment	Hardware	Construction in progress	Total
Cost
January 1, 2021	746	1,002	671	870	67	3,356
Additions	1,761	1,250	308	111	—	3,430
Transfers	67	—	—	—	(67)	—
Disposals and scrapping	(272)	—	(24)	—	—	(296)
Exchange difference	(53)	(24)	(10)	—	—	(87)
December 31, 2021	2,249	2,228	945	981	—	6,403
Additions	21	555	1	—	—	577
Exchange difference	(188)	(251)	(54)	(2)	—	(495)
December 31, 2022	2,082	2,532	892	979	—	6,485

Accumulated depreciation
January 1, 2021	(362)	(594)	(457)	(314)	—	(1,727)
Depreciation charge	(312)	(251)	(99)	(258)	—	(920)
Disposals and scrapping	272	—	24	—	—	296
Exchange difference	3	9	2	—	—	14
December 31, 2021	(399)	(836)	(530)	(572)	—	(2,337)
Depreciation charge	(226)	(436)	(124)	(231)	—	(1,017)
Exchange difference	12	96	21	1	—	130
December 31, 2022	(613)	(1,176)	(633)	(802)	—	(3,224)

Net book amount
December 31, 2021	1,850	1,392	415	409	—	4,066
December 31, 2022	1,469	1,356	259	177	—	3,261
In 2022 and 2021, the investments in tangible fixed assets related to leasehold improvements and laboratory equipment related to the UK facility. During 2021, the Company wrote-off fully depreciated PP&E no longer in use.
Depreciation of property, plant and equipment has been charged to the following categories in the consolidated statement of operation:

	Year Ended December 31,
(in KUSD)	2022	2021	2020
R&D expense	840	751	589
S&M expense (1)	80	67	—
G&A expense	97	102	185
	1,017	920	774
(1) Depreciation expense for S&M was not material for year ended December 31, 2020.